September 22, 2015

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Whitehall Funds (the Trust)
File No. 33-64845

• Vanguard International Dividend Appreciation Index Fund
• Vanguard International High Dividend Yield Index Fund

Commissioners:

Enclosed is the 61st Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this
Amendment are to: (1) add Vanguard International Dividend Appreciation Index Fund and
Vanguard International High Dividend Yield Index Fund, each a new series of the Trust, and each of which will offer an Investor Share Class, an Admiral Share Class and an ETF Share Class; and (2)
affect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective on December 7, 2015. Prior to the effective date of the Amendment, Vanguard will submit a Rule
485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2)
the 485(b) filing will also designate an effective date of December 7, 2015.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov, Esquire

U.S. Securities & Exchange Commission